Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		1 Months Ended
	Mar. 31, 2012 Successor	Mar. 31, 2011 Successor	Jan. 25, 2011 Predecessor
Net sales	$ 261,631	$ 166,710	$ 78,842
Cost of sales	194,634	143,948	60,296
Gross profit	66,997	22,762	18,546
Operating expenses
Selling and warehousing	(17,598)	(12,049)	(5,167)
General and administrative	(15,708)	(7,060)	(3,577)
Amortization of acquired intangible assets	(5,526)	(3,560)	(405)
Merger and acquisition costs		(8,497)	(5,170)
Restructuring gains costs, net (Note 3)	4	(109)
Stock-based compensation expense (Note 14)			(15,082)
Patent litigation costs (Note 11)		(33)	(500)
Antitrust litigation costs (Note 11)	(530)	(2,344)	(813)
Operating income (loss)	27,639	(10,890)	(12,168)
Other expense
Interest expense, net (Note 10)	(13,868)	(10,016)	(4,663)
Management fee expense			(139)
Loss on early extinguishment of debt (Note 10)			(24,153)
Debt commitment fees		(5,945)
Miscellaneous, net	(1,524)	(648)	(727)
Income (loss) before income taxes	12,247	(27,499)	(41,850)
Income tax (expense) benefit	(5,394)	7,269	13,952
Net income (loss)	6,853	(20,230)	(27,898)
Other comprehensive income, net of tax
Foreign currency translation adjustments, net of tax of ($0), ($0) and ($15)	2,731	1,241	627
Pension and OPEB liability, net of tax of ($9,953), ($0) and ($71)	15,438		116
Total other comprehensive income	18,169	1,241	743
Comprehensive income (loss)	$ 25,022	$ (18,989)	$ (27,155)